OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2013
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of other financial items, net

(in thousands of $)	2013	2012	2011
Amortization of deferred financing costs	(5,828)	(1,123)	(931)
Financing arrangement fees and other costs	(2,101)	(411)	(536)
Interest expense on un-designated interest rate swaps	(8,188)	(6,609)	(5,788)
Mark-to-market adjustment for interest rate swap derivatives (see note 23)	12,845	1,328	(9,427)
Mark-to-market adjustment for currency swap derivatives (see note 23)	(4,839)	7,204	(1,417)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	7,084	(5,602)	182
Foreign exchange loss on operations	(634)	(176)	(604)
Total	(1,661)	(5,389)	(18,521)